SP Funds 2030 Target Date Fund
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 97.5%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)(b)	115,992	$2,120,334
SP Funds S&P 500 Sharia Industry Exclusions ETF (b)	21,378	982,747
SP Funds S&P Global REIT Sharia ETF (b)	21,931	417,347
SP Funds S&P Global Technology ETF (b)	10,822	340,637
SP Funds S&P World (ex-US) ETF (b)	13,440	325,248
SPDR Gold Shares ETF (c)	343	103,915
TOTAL EXCHANGE TRADED FUNDS (Cost $4,140,178)		4,290,228

TOTAL INVESTMENTS - 97.5% (Cost $4,140,178)		4,290,228
Other Assets in Excess of Liabilities - 2.5%		109,279
TOTAL NET ASSETS - 100.0%		$4,399,507
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Non-income producing security.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

SP Funds 2030 Target Date Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Exchange Traded Funds	$4,290,228	$–	$–	$4,290,228
Total Investments	$4,290,228	$–	$–	$4,290,228

Refer to the Schedule of Investments for further disaggregation of investment categories.